Credit Risk - Disclosure of Interest Rate Profile of Mortgage Assets Stock (Details) - Stock - Credit risk - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 187,141	£ 177,297
Percentage of residential mortgage loans	100.00%	100.00%
Fixed rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 166,281	£ 149,517
Percentage of residential mortgage loans	89.00%	84.00%
Fixed rate | No later than one year
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 39,123	£ 30,067
Percentage of residential mortgage loans	21.00%	17.00%
Fixed rate | Later than 1 year but no later than 3 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 39,056	£ 41,753
Percentage of residential mortgage loans	21.00%	24.00%
Fixed rate | Later than 3 years but no later than 4 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 24,584	£ 24,799
Percentage of residential mortgage loans	13.00%	14.00%
Fixed rate | Later than 4 years but no later than 5 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 25,290	£ 21,276
Percentage of residential mortgage loans	14.00%	12.00%
Fixed rate | Later than five years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 38,228	£ 31,622
Percentage of residential mortgage loans	20.00%	18.00%
Variable rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 12,511	£ 17,124
Percentage of residential mortgage loans	7.00%	10.00%
Standard Variable Rate (SVR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 5,682	£ 7,876
Percentage of residential mortgage loans	3.00%	4.00%
Follow on Rate (FoR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,667	£ 2,780
Percentage of residential mortgage loans	1.00%	2.00%